Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 3	$ 8,217
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 4	600
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 5	(101,208)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 6	100,608
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 7	21,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 8	10,258
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 9	11,077
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 10	21,935
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 11	(111,466)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 12	89,531
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 13	(26,545)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 14	10,214
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 15	36,759
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 16	4,610
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 17	(121,680)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 18	126,290
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 19	8,945
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 20	1,974
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 21	6,971
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 22	4,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 23	(123,654)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 24	119,319
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 26	696
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 27	19,848
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 28	$ 19,152